Warrants (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 day $ / shares	Dec. 31, 2020 day $ / shares	Sep. 04, 2020 $ / shares
Redemption Price of $18.00
Warrant Liability (Details) [Line Items]
Warrant exercise price (in dollars per share)	$ 0.01	$ 0.01
Threshold trading days | day	20	20
Threshold consecutive trading days | day	30	30
Minimum threshold written notice period for redemption of warrants	30 days	30 days
Redemption Price of $10.00
Warrant Liability (Details) [Line Items]
Warrant exercise price (in dollars per share)	$ 0.10	$ 0.10
Threshold consecutive trading days | day	30	30
Minimum threshold written notice period for redemption of warrants	30 days	30 days
Newly Issued Price
Warrant Liability (Details) [Line Items]
Percentage of total equity proceeds	60.00%	60.00%
Newly Issued Price | Class A common stock
Warrant Liability (Details) [Line Items]
Share price per share (in dollars per share)	$ 9.20	$ 9.20
Minimum | Redemption Price of $18.00 | Class A common stock
Warrant Liability (Details) [Line Items]
Warrant redemption trigger price (usd per share)	$ 18.00	$ 18.00
Adjustment to redemption trigger price	180.00%	180.00%
Minimum | Redemption Price of $10.00 | Class A common stock
Warrant Liability (Details) [Line Items]
Warrant redemption trigger price (usd per share)	$ 10.00	$ 10.00
Minimum | Newly Issued Price | Class A common stock
Warrant Liability (Details) [Line Items]
Adjustment to redemption trigger price	115.00%	115.00%
Maximum | Market Value | Class A common stock
Warrant Liability (Details) [Line Items]
Share price per share (in dollars per share)	$ 9.20	$ 9.20
CM Life Sciences, Inc.
Warrant Liability (Details) [Line Items]
Warrant expiration term	5 years	5 years
CM Life Sciences, Inc. | Class A common stock
Warrant Liability (Details) [Line Items]
Warrant exercise price (in dollars per share)		$ 11.50	$ 11.50
CM Life Sciences, Inc. | Minimum | Completion of Business Combination
Warrant Liability (Details) [Line Items]
Warrant excisable term	30 days
CM Life Sciences, Inc. | Minimum | Time From The Closing of the Initial Public Offering
Warrant Liability (Details) [Line Items]
Warrant excisable term		30 days
CM Life Sciences, Inc. | Maximum | Time From The Closing of the Initial Public Offering
Warrant Liability (Details) [Line Items]
Warrant excisable term	12 months	12 months